Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Feb. 04, 2021	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net tangible assets					$ 5,000,001
Federal Deposit Insurance					250,000
Common stock, shares subject to possible redemption					46,902,154
Weighted average shares (in Shares)	1,800,000
EQRx, INC. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Lease term						12 years
Research and development amount		$ 500,000	$ 1,000,000	$ 1,500,000		$ 1,500,000
Bear interest rate		6.00%
Ultimate settlement percentage						50.00%
Prepaid and other current assets					$ 5,500,000	$ 200,000
Amortization expense						$ 19,400
Public Offering [Member] | Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares of common stock (in Shares)					19,733,333
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption					$ 69,200,000
Additional paid-in capital					21,300,000
Accumulated deficit					$ 47,900,000
Reclassification of common stock from permanent equity (in Shares)					6,924,903
Common stock, shares subject to possible redemption					$ 55,200,000